Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
May 31, 2024
GOL-NPRT1-0724
1.802173.120
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 6.3%
Metals & Mining - 6.3%
Gold - 6.3%
Gold Road Resources Ltd.	10,679,830	11,689,082
Northern Star Resources Ltd.	5,537,671	52,872,423
OceanaGold Corp.	10,146,100	23,300,409
		87,861,914
Brazil - 10.3%
Metals & Mining - 10.3%
Gold - 10.3%
Wheaton Precious Metals Corp.	2,608,882	142,890,819

Burkina Faso - 1.2%
Metals & Mining - 1.2%
Gold - 1.2%
IAMGOLD Corp. (a)	4,242,000	16,682,285

Canada - 61.6%
Metals & Mining - 61.6%
Copper - 0.4%
Faraday Copper Corp. (a)(b)	9,251,880	5,566,266

Diversified Metals & Mining - 1.5%
Solaris Resources, Inc. (a)(b)	766,031	2,546,036
Vizsla Silver Corp. (a)(b)	3,504,400	6,427,969
Western Copper & Gold Corp. (TSX) (a)(b)	8,841,773	11,806,762
		20,780,767
Gold - 57.4%
Agnico Eagle Mines Ltd. (Canada)	2,813,202	191,853,790
Alamos Gold, Inc.	3,180,200	53,176,388
Artemis Gold, Inc. (a)	3,345,028	26,088,740
Ascot Resources Ltd. (a)(b)	21,109,000	12,080,428
B2Gold Corp.	6,710,500	18,906,284
Banyan Gold Corp. (a)(c)	21,000,000	4,776,404
Barrick Gold Corp. (Canada)	3,943,200	67,265,417
Bonterra Resources, Inc. (a)	7,387,297	1,409,221
Calibre Mining Corp. (a)	10,437,606	15,775,684
Dundee Precious Metals, Inc.	1,551,700	12,807,972
Franco-Nevada Corp.	1,098,078	135,101,581
Fury Gold Mines Ltd. (a)(c)	800,000	375,656
Fury Gold Mines Ltd. (a)(c)	10,000,000	4,695,697
i-80 Gold Corp. (a)(b)	8,324,358	9,100,329
Kinross Gold Corp.	2,401,600	19,506,007
Lundin Gold, Inc.	1,724,500	25,469,889
Maple Gold Mines Ltd. (a)(c)	18,373,019	808,820
Marathon Gold Corp. warrants 9/20/24 (a)(d)	5,000,000	86,895
Novagold Resources, Inc. (a)	3,142,400	12,427,115
Orla Mining Ltd. (a)(b)	7,494,098	31,835,964
Osisko Development Corp. (a)	3,505,547	7,124,520
Osisko Development Corp.:
rights(a)	666,666	10,894
warrants(a)	1,144,505	60,383
Osisko Gold Royalties Ltd.	2,303,000	38,660,729
Osisko Mining, Inc. warrants 8/6/24 (a)	1,350,000	49,490
Rupert Resources Ltd. (a)(b)	2,481,200	7,919,014
Seabridge Gold, Inc. (a)	850,600	13,482,012
Skeena Resources Ltd. (a)(b)	1,822,000	8,060,941
SSR Mining, Inc.	2,024,500	10,798,720
Torex Gold Resources, Inc. (a)	1,260,200	19,832,929
Triple Flag Precious Metals Corp.	990,700	16,362,051
Victoria Gold Corp. (a)	1,829,800	10,874,485
Wesdome Gold Mines, Inc. (a)	2,338,576	19,079,911
		795,864,360
Precious Metals & Minerals - 1.4%
Dolly Varden Silver Corp. (a)(c)	15,369,300	13,080,735
Guanajuato Silver Co. Ltd. (a)(c)	31,097,000	6,958,865
Guanajuato Silver Co. Ltd. warrants 2/10/25 (a)(c)	7,396,381	38,497
		20,078,097
Silver - 0.9%
Aya Gold & Silver, Inc. (a)(b)	787,834	8,676,319
GoGold Resources, Inc. (a)(b)	3,439,500	4,037,712
		12,714,031
TOTAL METALS & MINING		855,003,521

China - 1.3%
Metals & Mining - 1.3%
Gold - 1.3%
Zijin Mining Group Co. Ltd. (H Shares)	8,452,000	17,951,330

Egypt - 0.3%
Metals & Mining - 0.3%
Gold - 0.3%
Centamin PLC	2,519,900	3,854,559

South Africa - 2.4%
Metals & Mining - 2.4%
Gold - 2.4%
Gold Fields Ltd.	2,101,200	33,070,669

United Kingdom - 2.0%
Metals & Mining - 2.0%
Gold - 2.0%
AngloGold Ashanti PLC (b)	1,174,900	28,420,831

United States of America - 12.9%
Metals & Mining - 12.9%
Diversified Metals & Mining - 0.4%
Ivanhoe Electric, Inc. (a)	441,100	5,015,307

Gold - 10.5%
Dakota Gold Corp. (a)(b)	2,369,100	6,988,845
Newmont Corp.	3,229,048	135,426,273
Royal Gold, Inc.	25,000	3,204,750
		145,619,868
Silver - 2.0%
Gatos Silver, Inc. (a)(b)	1,702,700	21,113,480
Hecla Mining Co.	1,183,000	6,967,870
		28,081,350
TOTAL METALS & MINING		178,716,525

TOTAL COMMON STOCKS (Cost $871,157,228)		1,364,452,453

Commodities - 0.9%
	Troy Ounces	Value ($)
Gold Bullion (Cost $4,575,085)	5,582	12,996,571

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	7,970,380	7,971,974
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	38,973,476	38,977,373
TOTAL MONEY MARKET FUNDS (Cost $46,949,347)		46,949,347

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $922,681,660)	1,424,398,371
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(36,601,281)
NET ASSETS - 100.0%	1,387,797,090

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,342,881	45,607,269	40,978,209	89,022	33	-	7,971,974	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	188,869,339	80,609,739	230,501,705	173,371	-	-	38,977,373	0.2%
Total	192,212,220	126,217,008	271,479,914	262,393	33	-	46,949,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Banyan Gold Corp.	4,564,713	-	-	-	-	211,691	4,776,404
Bonterra Resources, Inc.	1,115,865	-	-	-	-	293,356	-
Dolly Varden Silver Corp.	8,517,850	-	1,302,675	-	824,042	5,041,518	13,080,735
Faraday Copper Corp.	3,476,741	-	-	-	-	2,089,525	-
Fury Gold Mines Ltd.	274,104	-	-	-	-	101,552	375,656
Fury Gold Mines Ltd.	3,426,298	-	-	-	-	1,269,399	4,695,697
Guanajuato Silver Co. Ltd.	3,895,288	-	-	-	-	3,063,577	6,958,865
Guanajuato Silver Co. Ltd. warrants 2/10/25	2,739	-	-	-	-	35,758	38,497
Maple Gold Mines Ltd.	609,207	-	-	-	-	199,613	808,820
Western Copper & Gold Corp. (TSX)	11,970,022	-	673,605	-	(205,471)	715,817	-
Total	37,852,827	-	1,976,280	-	618,571	13,021,806	30,734,674

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.